Basic and Diluted Net Income/(Loss) Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)	0	549,315,048	594,759,507
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)		518,830,264	544,794,837
Share-based awards
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)		30,484,784	49,964,670